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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23200

Vestaur Securities Fund
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing 1 of its series, Vestaur Securities Fund, for the year ended May 31, 2004 This 1 series has a November 30 fiscal year end.

Date of reporting period: May 31, 2004

Item 1 - Reports to Stockholders.

Vestaur Securities Fund

Vestaur Securities Fund

Semiannual Report To Shareholders May 31, 2004

ADVISOR Evergreen Investment Management Company, LLC (a subsidiary of Wachovia Corporation)

table of contents

1	LETTER TO SHAREHOLDERS
3	FINANCIAL HIGHLIGHTS
4	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENTS OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
17	ADDITIONAL INFORMATION
18	AUTOMATIC DIVIDEND INVESTMENT PLAN
20	TRUSTEES AND OFFICERS

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 617.210.3533 or by visiting the SEC's website at http://www.sec.gov.

LETTER TO SHAREHOLDERS

Semiannual report for the
6-month period ended
May 31, 2004

Dear Fellow Shareholders:

It was a roller-coaster ride for bond investors in the first half of the Fund's fiscal year. Treasury yields fell sharply, hitting their lowest levels in nine months toward mid March. Treasury yields then rose approximately 100 basis points in April and May resulting in a net upward shift of the yield curve by 20 to 45 basis points. Excessive pessimism of bond market participants at the beginning of the period, tame inflation news, much weaker than expected job growth, and repeated assurances by the Federal Reserve that monetary policy would remain accommodative for a considerable period triggered a sustained rally for three and a half months. The yield on the benchmark 10-year Treasury note fell to 3.68%, within hailing distance of its 45 year low of 3.11% registered on June 13, 2003. The bond market gave up all of its prior gains and more in April and May. Stronger than expected data on non-farm payroll growth and core inflation, and surging crude oil prices called into question the Federal Reserve's plan to be patient in removing policy accommodation. The Lehman Treasury Index posted a total return of -0.28% over this time frame as price declines exceeded coupon income. Despite their shorter maturities, Treasuries with maturities of 10 years or less did not outperform long Treasuries by as much as the yield curve flattened, reflecting market expectation of a series of tightening moves by the Federal Reserve.

Continuing the trend that began in the second half of the last fiscal year, mortgage-backed securities and corporate bonds outperformed U.S. Treasuries over the period under review. The Lehman Mortgage-Backed Index and the Lehman Corporate Index returned 0.98% and 0.42%, respectively. The spike of mortgage rates in April and May lowered prepayment fears, allowing yield spreads versus Treasuries to tighten. The mortgage sector's short duration cushioned it against the impact of rising interest rates. Improving cash flows and balance sheets of corporate issuers and investors' appetite for more generous yields helped corporate spreads narrow steadily versus Treasuries through March. This narrowing was led by the lower rated categories. Spreads reversed direction in May due to pressure from wider swap spreads, fear of more aggressive tightening of monetary policy, and poor performance of bonds in the airlines, tobacco and pharmaceutical sectors. These sectors were impacted by bankruptcy concerns, high crude prices, and litigation threats. The best performance among domestic bonds over the past six months was posted by the high yield sector, which returned 2.19% as measured by the Lehman High Yield Index. The performance of this sector would have been even better but near record redemptions from high yield mutual funds in early May put downward pressure on prices of the most liquid high yield issues.

At this writing, the mood of the bond market remains on the defensive. In early June, the yield on 10-year Treasury notes spiked to a high of 4.87% as institutional investors reduced the average duration of their portfolios versus benchmark to the lowest level since 1989 according to a survey conducted by I.S.I. Corporation. This reduction was in reaction to surging crude oil prices, robust employment growth, and mounting evidence of a

LETTER TO SHAREHOLDERS continued

return of pricing power to manufacturers and retailers. It took an "as expected" increase of 0.2% of core Consumer Price Index (CPI) in May and Chairman Greenspan's assurance to Congress at his confirmation hearing that "inflation is not likely to be serious" to restore bond yields to the mid-point of its recent trading range.

We are pleased to report that Vestaur's portfolio returned 0.92% on net asset value after expenses, benefiting from its high exposure to the corporate sector and the BBB rating category. This investment result compares favorably with broad domestic bond market indices, taking into account the recent highly volatile interest rate environment and the fund's objective of maintaining a high and stable yield payout. Total return at market was a weaker -3.67%, reflecting a widening of the market discount to net asset value in April and May typical in a period of rapidly rising interest rates.

Net assets of the fund on May 31, 2004 stood at $94,987,453 or $13.70 per share compared to $97,277,455 or $14.03 per share on November 30, 2003. At the May 12, 2004, Directors' meeting, Vestaur declared the regular quarterly income dividend of 22 cents per share, in line with current portfolio yield. This dividend is payable on July 15, 2004, to shareholders of record on June 30, 2004.

We are pleased to report that shareholders approved the change of Vestaur from a corporation to a Delaware statutory trust. This change occurred on May 26, 2004. The new name of the Fund is Vestaur Securities Fund. No action is required by our shareholders as a result of this change. Certificates that you currently hold will continue to be valid for the new trust. The benefit to Vestaur of this reorganization and several other initiatives, including the shift to the AMEX, is beginning to show in reduced administrative expenses incurred. This increases the funds available for distribution to shareholders.

Your investment portfolio continues to be managed by the same team at Evergreen Investment Management Company, LLC, with the primary objective of maintaining a high level of income through a diversified portfolio of fixed income securities. The management team emphasizes selectivity and diversification to control portfolio exposure to specific credit risks. With a yield to maturity of 6.42% at net asset value, an effective duration of 5.7 years, and a high exposure to cyclically sensitive credits rated A and BBB, we believe that your portfolio is well positioned for the market environment ahead.

We would like to take this opportunity to thank you for your ongoing confidence in Vestaur Securities Fund and look forward to providing you with continued quality investment services.

Sincerely,

Glen T. Insley, CFA
Chairman of the Board of Trustees
June 17, 2004

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	May 31, 2004	Year Ended November 30,
	(unaudited)	2003	2002 [1]	2001	2000	1999

Net asset value, beginning of period	$ 14.03	$ 13.22	$ 13.79	$ 13.44	$ 13.88	$ 14.74

Income from investment operations
Net investment income	0.43	0.88	0.93	1.02	1.07	1.03
Net realized and unrealized gains or losses on investments	(0.32)	0.85	(0.53)	0.36	(0.47)	(0.85)
Total from investment operations	0.11	1.73	0.40	1.38	0.60	0.18

Less distributions from
Net investment income	(0.44)	(0.92)	(0.97)	(1.03)	(1.04)	(1.04)

Net asset value, end of period	$ 13.70	$ 14.03	$ 13.22	$ 13.79	$ 13.44	$ 13.88

Market value, end of period	$ 12.21	$ 13.10	$ 12.56	$ 14.39	$ 12.63	$ 12.75

Total return
Based on market value[2]	(3.67%)	11.71%	(6.17%)	22.89%	7.39%	(8.12%)
Based on net asset value[3]	0.92%	13.43%	3.06%	10.67%	4.54%	1.29%

Ratios/supplemental data
Net assets, end of period (in thousands)	$ 94,987	$ 97,277	$ 91,666	$ 94,577	$ 91,334	$ 94,269
Ratios to average net assets
Expenses[4]	0.90%[5]	0.91%	1.01%	0.98%	0.99%	1.00%
Net investment income	6.06%[5]	6.43%	6.96%	7.43%	7.89%	7.25%
Portfolio turnover rate	17%	45%	40%	63%	21%	44%

[1]	Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investments Companies, and began amortizing premium and accreting discounts on its fixed-income securities. The effects of this change for the year ended November 30, 2002 was a decrease to net investment income per share and an increase to net realized gains or losses per share by $0.03 and $0.03, respectively, and a decrease to the ratio of net investment income to average net assets of 0.25%. The above share information, ratios and supplemental data for the period prior to December 1, 2001 have not been restated to reflect this change in presentation.
[2]	The market value total return is based on the market value on the first and last day of each period. Dividends and other distributions are reinvested at prices obtained by the Fund's Automatic Dividend Investment Plan. Total return does not reflect brokerage commissions.
[3]	The net asset value total return is based on the net asset value on the first and last day of each period. Dividends and other distributions are reinvested at the ex-date net asset value. Total return does not reflect brokerage commissions.
[4]	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[5]	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

May 31, 2004 (unaudited)

	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS 3.5%
FNMA:
Ser. 2002-T19, Class A3, 7.50%, 07/25/2042	$ 436,049	$ 469,423
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042	1,001,742	1,073,353
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	321,037	345,608
Ser. 2003-W4, Class 4A, 7.50%, 10/25/2042	265,702	283,965
Residential Accredit Loans, Inc., Ser. 1997-QS3 Class M2, 7.75%, 04/25/2027	1,149,734	1,150,394
Total Collateralized Mortgage Obligations (cost $3,333,734)		3,322,743
CORPORATE BONDS 90.2%
CONSUMER DISCRETIONARY 17.8%
Auto Components 0.6%
Dana Corp., 9.00%, 08/15/2011	250,000	285,625
HLI Operating, Inc., 10.50%, 06/15/2010	211,000	236,320
521,945
Automobiles 1.5%
Chrysler Corp., 7.45%, 03/01/2027	939,000	951,747
General Motors Corp., 8.375%, 07/15/2033	500,000	521,849
1,473,596
Distributors 0.3%
Roundy's, Inc., Ser. B, 8.875%, 06/15/2012	250,000	267,500
Hotels, Restaurants & Leisure 2.0%
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	250,000	272,500
Darden Restaurants, Inc., 7.125%, 02/01/2016	500,000	556,201
Friendly Ice Cream Corp., 8.375%, 06/15/2012 144A	305,000	303,475
John Q Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	260,000	282,100
MTR Gaming Group, Inc., 9.75%, 04/01/2010	250,000	268,750
Town Sports International, Inc., 9.625%, 04/15/2011	250,000	250,000
1,933,026
Household Durables 2.5%
K. Hovnanian Enterprises, Inc., 10.50%, 10/01/2007	250,000	285,000
Meritage Corp., 9.75%, 06/01/2011	250,000	273,750
Pulte Homes, Inc., 7.875%, 08/01/2011	500,000	575,104
Schuler Homes, Inc., 10.50%, 07/15/2011	250,000	286,250
Toro Co., 7.80%, 06/15/2027	500,000	536,124
WCI Communities, Inc., 9.125%, 05/01/2012	400,000	428,000
2,384,228
Leisure Equipment & Products 0.4%
Houghton Mifflin Co., 9.875%, 02/01/2013	400,000	412,000
Media 8.1%
CSC Holdings, Inc., 7.625%, 04/01/2011	250,000	254,375
Dex Media West LLC, 8.50%, 08/15/2010 144A	175,000	191,625
DIRECTV Holdings LLC, 8.375%, 03/15/2013	250,000	277,500
InterActiveCorp., 7.00%, 01/15/2013	500,000	538,967
Lenfest Communications, Inc., 8.375%, 11/01/2005	1,150,000	1,238,137
Liberty Media Corp., 5.70%, 05/15/2013	100,000	98,689
Mediacom LLC, 9.50%, 01/15/2013	400,000	388,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Medianews Group, Inc., 6.875%, 10/01/2013	$ 250,000	$ 242,500
News America Holdings, Inc., 9.50%, 07/15/2024	500,000	659,505
R.H. Donnelley Finance Corp., 10.875%, 12/15/2012	400,000	470,000
Time Warner, Inc., 9.125%, 01/15/2013	2,700,000	3,289,477
7,648,775
Multi-line Retail 0.4%
Saks, Inc., 9.875%, 10/01/2011	25,000	29,125
Wal-Mart Stores, Inc., 8.85%, 01/02/2015	300,000	375,899
405,024
Specialty Retail 2.0%
Cole National Group, Inc., 8.875%, 05/15/2012	310,000	330,150
CSK Auto, Inc., 7.00%, 01/15/2014 144A	250,000	242,500
Group 1 Automotive, Inc., 8.25%, 08/15/2013	250,000	261,250
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	250,000	283,750
Steinway Musical Instruments, Inc., 8.75%, 04/15/2011	250,000	271,250
United Auto Group, Inc., 9.625%, 03/15/2012	400,000	430,000
Warnaco Group, Inc., 8.875%, 06/15/2013	75,000	79,687
1,898,587
CONSUMER STAPLES 2.8%
Beverages 2.0%
Anheuser-Busch Co., Inc., 6.80%, 01/15/2031	500,000	546,088
Companhia Brasileira De Bebida, 10.50%, 12/15/2011	750,000	847,500
Panamerican Beverages, Inc., 7.25%, 07/01/2009	500,000	532,800
1,926,388
Food & Staples Retailing 0.6%
Safeway, Inc., 7.25%, 02/01/2031	500,000	525,867
Food Products 0.2%
Dole Food Co., Inc., 7.25%, 06/15/2010	250,000	237,500
ENERGY 10.8%
Electric Utilities 0.5%
Black Hills Corp., 6.50%, 05/15/2013	500,000	500,492
Energy Equipment & Services 1.1%
Dresser, Inc., 9.375%, 04/15/2011	400,000	428,000
NRG Energy, Inc., 8.00%, 12/15/2013 144A	100,000	100,250
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	250,000	266,250
SESI LLC, 8.875%, 05/15/2011	250,000	270,000
1,064,500
Oil & Gas 9.2%
Atlantic Richfield Co., 10.875%, 07/15/2005	750,000	819,020
El Paso Energy Partners LP, 8.50%, 06/01/2011	167,000	182,865
Magellan Midstream Partners, LP, 6.45%, 06/01/2014	500,000	506,340
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil & Gas continued
Occidental Petroleum Corp., 8.45%, 02/15/2029	$ 2,150,000	$ 2,739,345
Pemex Project Funding Master Trust, 7.375%, 12/15/2014	400,000	413,500
Pennzoil Co., 10.125%, 11/15/2009	1,500,000	1,818,991
Petroleos Mexicanos, 9.25%, 03/30/2018	600,000	676,500
Plains Exploration & Production Co., 8.75%, 07/01/2012	250,000	271,250
Premcor Refining Group, Inc., 6.75%, 05/01/2014	250,000	243,125
Sunoco, Inc., 9.00%, 11/01/2024	500,000	612,431
Tesoro Petroleum Corp., Ser. B, 9.00%, 07/01/2008	400,000	415,500
8,698,867
FINANCIALS 25.0%
Commercial Banks 2.5%
Banco Bradesco SA, 8.75%, 10/24/2013 144A	750,000	720,000
FBOP Corp., 10.00%, 01/15/2009 144A	500,000	540,000
First Massachusetts Bank, 7.625%, 06/15/2011	1,000,000	1,146,518
2,406,518
Consumer Finance 0.5%
GMAC, 6.875%, 09/15/2011	500,000	510,123
Diversified Financial Services 3.7%
Capital One Financial Corp., 6.25%, 11/15/2013	500,000	500,623
ERAC USA Finance Co., 8.00%, 01/15/2011 144A	165,000	191,574
GE Capital Corp., 6.75%, 03/15/2032	500,000	534,426
Household Finance Corp., 7.875%, 03/01/2007	500,000	556,255
Hutchinson Whampoa Financial Services, Ltd., 7.45%, 08/01/2017 144A	500,000	509,381
Lehman Brothers, Inc., 11.625%, 05/15/2005	583,000	632,444
National Rural Utilities Cooperative Finance, 7.25%, 03/01/2012	500,000	567,332
3,492,035
Insurance 2.7%
Cigna Corp., 8.30%, 01/15/2033	500,000	597,352
Couche Tard LP, 7.50%, 12/15/2013	50,000	50,500
Crum & Forster Holding Corp., 10.375%, 06/15/2013	400,000	435,000
Fund American Companies, Inc., 5.875%, 05/15/2013	500,000	498,313
Montpelier Re Holdings, Ltd, 6.125%, 08/15/2013	500,000	500,990
Nationwide Financial Services, Inc., 8.00%, 03/01/2027	500,000	510,026
2,592,181
Real Estate 2.5%
CarrAmerica Realty Corp., 7.125%, 01/15/2012 REIT	500,000	547,450
Health Care Property, Inc., 6.00%, 03/01/2015 REIT	1,000,000	1,011,677
HRPT Properties Trust, 6.40%, 02/15/2015 REIT	500,000	507,972
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014 REIT 144A	20,000	19,300
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 REIT	250,000	246,875
2,333,274
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Trust Preferred 13.1%
BankAmerica Capital II, 8.00%, 12/15/2026	$ 1,000,000	$ 1,094,067
BT Institutional Capital Trust, Ser. A, 8.09%, 12/01/2026 144A	1,000,000	1,079,316
Citicorp Trust, Ser. 1999-1, 8.04%, 12/15/2019 144A	500,000	569,653
Dime Capital Trust I, 9.33%, 05/06/2027	500,000	582,063
Dominion Resources Capital Trust I, 7.83%, 12/01/2027	500,000	528,224
Empire Capital Trust I, 8.23%, 02/01/2027	700,000	765,785
First Tennessee Capital II, Ser. B, 6.30%, 04/15/2034	500,000	464,398
Firstar Capital Trust I, Ser. B, 8.32%, 12/15/2026	500,000	562,379
Goldman Sachs Capital I, 6.345%, 02/15/2034	600,000	565,861
HSBC American Capital Trust I, 7.81%, 12/15/2026 144A	1,000,000	1,058,809
Investors Capital Trust I, Ser. B, 9.77%, 02/01/2027	885,000	913,327
Keycorp Capital III, 7.75%, 07/15/2029	1,240,000	1,385,154
MBNA Capital, Ser. A, 8.28%, 12/01/2026	1,750,000	1,882,295
Washington Mutual Capital I, 8.375%, 06/01/2027	850,000	954,899
12,406,230
HEALTH CARE 1.1%
Health Care Providers & Services 0.8%
Extendicare Health Services, Inc., 9.50%, 07/01/2010	250,000	276,875
Stewart Enterprises, Inc., 10.75%, 07/01/2008	250,000	279,375
Triad Hospitals, Inc., 7.00%, 11/15/2013	250,000	241,250
797,500
Pharmaceuticals 0.3%
Alpharma, Inc., 8.625%, 05/01/2011 144A	250,000	261,875
INDUSTRIALS 12.7%
Aerospace & Defense 2.6%
Goodrich Corp., 6.80%, 02/01/2018	250,000	262,204
Lockheed Martin Corp., 8.20%, 12/01/2009	500,000	587,120
Northrop Grumman Corp., 9.375%, 10/15/2024	1,500,000	1,597,270
2,446,594
Air Freight & Logistics 2.4%
Federal Express Corp., 9.65%, 06/15/2012	1,800,000	2,281,781
Airlines 1.9%
Continental Airlines, Inc., 7.71%, 10/02/2022	846,448	831,169
Northwest Airlines, Inc.:
Ser. 1999-2, Class C, 8.30%, 09/01/2010	756,855	630,872
Ser. 2001-1, Class 1C, 7.63%, 04/01/2010	375,266	306,077
1,768,118
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies 2.7%
Centex Corp., 7.875%, 02/01/2011	$ 500,000	$ 566,182
Coinmach Corp., 9.00%, 02/01/2010	250,000	266,250
Geo Group, Inc., 8.25%, 07/15/2013	250,000	245,000
Hines Nurseries, Inc., 10.25%, 10/01/2011	175,000	187,250
Iron Mountain, Inc., 6.625%, 01/01/2016	250,000	228,750
Mail Well I Corp., 7.875%, 12/01/2013 144A	255,000	235,875
Mobile Mini, Inc., 9.50%, 07/01/2013	250,000	268,750
NationsRent, Inc., 9.50%, 10/15/2010 144A	250,000	266,250
Service Corporation International, 7.70%, 04/15/2009	250,000	256,250
2,520,557
Industrial Conglomerates 1.1%
Tyco International Group SA:
6.375%, 10/15/2011	500,000	526,390
7.00%, 06/15/2028	500,000	520,528
1,046,918
Machinery 1.0%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	250,000	263,750
Cummins, Inc., 9.50%, 12/01/2010	25,000	28,500
Navistar International Corp., 7.50%, 06/15/2011	110,000	110,825
Terex Corp., 7.375%, 01/15/2014 144A	240,000	235,200
Wolverine Tube, Inc.:
7.375%, 08/01/2008 144A	250,000	238,750
10.50%, 04/01/2009	100,000	105,500
982,525
Road & Rail 1.0%
Bombardier, Inc., 6.75%, 05/01/2012 144A	500,000	474,412
Union Pacific Corp., 6.625%, 02/01/2029	500,000	512,890
987,302
INFORMATION TECHNOLOGY 0.3%
IT Services 0.3%
Stratus Technologies, Inc., 10.375%, 12/01/2008 144A	250,000	246,250
MATERIALS 8.2%
Chemicals 1.9%
Equistar Chemicals LP, 10.625%, 05/01/2011	400,000	441,000
FMC Corp., 10.25%, 11/01/2009	205,000	236,775
Huntsman Advanced Materials LLC:
11.00%, 07/15/2010 144A	250,000	279,375
11.625%, 10/15/2010	180,000	194,850
Lyondell Chemical Co., 9.50%, 12/15/2008	395,000	408,825
Millennium America, Inc., 9.25%, 06/15/2008	250,000	266,250
1,827,075
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging 2.1%
Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	$ 450,000	$ 382,500
Graphic Packaging International, Inc., 8.50%, 08/15/2011	200,000	214,000
Rock Tennessee Co., 8.20%, 08/15/2011	500,000	579,333
Sealed Air Corp., 6.875%, 07/15/2033 144A	500,000	504,994
Stone Container Corp., 9.75%, 02/01/2011	250,000	272,500
1,953,327
Metals & Mining 0.8%
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	400,000	430,000
U.S. Steel Corp., 10.75%, 08/01/2008	260,000	295,100
725,100
Paper & Forest Products 3.4%
Abitibi-Consolidated, Inc., 8.55%, 08/01/2010	1,000,000	1,056,673
Boise Cascade Corp., 9.45%, 11/01/2009	1,000,000	1,137,022
Georgia Pacific Corp., 8.125%, 06/15/2023	400,000	405,000
Millar Western Forest Products, 7.75%, 11/15/2013 144A	25,000	25,125
Weyerhaeuser Co., 7.95%, 03/15/2025	547,000	612,891
3,236,711
TELECOMMUNICATION SERVICES 7.8%
Diversified Telecommunication Services 5.0%
British Telecommunications plc, 8.375%, 12/15/2010	750,000	879,326
France Telecom SA, 9.75%, 03/02/2031	1,000,000	1,261,394
GTE Corp., 7.90%, 02/01/2027	1,000,000	1,073,736
Insight Midwest LP, 10.50%, 11/01/2010	400,000	436,000
Sprint Capital Corp., 6.875%, 11/15/2028	500,000	485,709
Telus Corp., 8.00%, 06/01/2011	500,000	569,282
4,705,447
Wireless Telecommunications Services 2.8%
AT&T Wireless Services, Inc., 8.125%, 05/01/2012	800,000	925,961
Intelsat, Ltd., 6.50%, 11/01/2013	750,000	654,735
Rogers Cantel, Inc., 9.75%, 06/01/2016	250,000	288,750
Rural Cellular Corp., 8.25%, 03/15/2012 144A	20,000	20,600
Vodafone Group plc, 7.75%, 02/15/2010	700,000	802,591
2,692,637
UTILITIES 3.7%
Electric Utilities 3.4%
Niagara Mohawk Power Corp., 9.75%, 11/01/2005	2,494,000	2,735,718
Progress Energy, Inc., 6.85%, 04/15/2012	500,000	541,598
3,277,316
Multi-Utilities & Unregulated Power 0.3%
Reliant Resources, Inc., 9.50%, 07/15/2013	250,000	266,250
Total Corporate Bonds (cost $81,646,392)		85,661,939
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2004 (unaudited)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES 2.6%
FHLMC:
9.00%, 12/01/2016	$ 440,617	$ 490,998
9.50%, 12/01/2022	57,087	63,994
FNMA:
9.00%, 02/01/2025-09/01/2030	580,160	652,990
10.00%, 09/01/2010-04/01/2021	315,501	353,631
GNMA:
8.00%, 03/15/2022-08/15/2024	174,589	191,725
8.25%, 05/15/2020	156,305	172,688
8.50%, 09/15/2024-01/15/2027	109,374	120,550
9.00%, 12/15/2019-03/15/2021	180,590	203,049
9.50%, 09/15/2019	106,096	119,489
10.00%, 01/15/2019-03/15/2020	94,387	106,212
Total Mortgage-Backed Securities (cost $2,315,187)		2,475,326
MUNICIPAL OBLIGATIONS 0.5%
HOUSING 0.5%
Virginia Hsg. Dev. Auth. RB, Ser. J, 6.75%, 12/01/2021 (cost $539,649)	500,000	519,645

	Shares

PREFERRED STOCKS 0.7%
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.7%
Centaur Funding Corp., 9.08%, 04/21/2020 144A (cost $625,025)	500	619,219

	Principal Amount

REPURCHASE AGREEMENT 0.6%
State Street Bank & Trust Co., 0.93% dated 5/28/2004, due 6/1/2004,
maturity value $583,479 # (cost $583,419)	$ 583,419	583,419
Total Investments (cost $89,043,406) 98.1%		93,182,291
Other Assets and Liabilities 1.9%		1,805,161
Net Assets 100.0%		$ 94,987,452

#	The repurchase agreement is fully collateralized by $595,000 FNMA, 2.55%, 06/01/2006; value including accrued interest is $599,755.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RB	Revenue Bond
REIT	Real Estate Investment Trust
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2004 (unaudited)

Assets
Investments in securities, at value (cost $89,043,406)	$ 93,182,291
Principal paydown receivable	43,004
Interest receivable	1,968,945
Prepaid expenses and other assets	1,860

Total assets	95,196,100

Liabilities
Payable for securities purchased	109,256
Advisory fee payable	51,463
Accrued expenses and other liabilities	47,929

Total liabilities	208,648

Net assets	$ 94,987,452

Net assets represented by
Common stock, par value $0.01 per share, 10,000,000 shares authorized, 6,932,054 shares issued and outstanding	$ 69,321
Capital in excess of par value	99,226,235
Overdistributed net investment income	(658,536)
Accumulated net realized losses on investments	(8,394,786)
Net unrealized gains on investments	4,745,218

Total net assets	$ 94,987,452

Shares outstanding	6,932,054

Net asset value per share	$ 13.70

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2004 (unaudited)

Investment income
Interest	$ 3,429,532

Expenses
Advisory fee	330,537
Trustees' fees and expenses	42,908
Professional fees	25,589
Printing and postage expenses	19,270
Custodian and accounting fees	10,954
Other	23,317

Total expenses	452,575
Less: Expense reductions	(764)
Fee waivers	(12,460)

Net expenses	439,351

Net investment income	2,990,181

Net realized and unrealized gains or losses on securities
Net realized gains on securities	509,603
Net change in unrealized gains or losses on investments	(2,739,683)

Net realized and unrealized gains or losses on investments	(2,230,080)

Net increase in net assets resulting from operations	$ 760,101

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	May 31, 2004	November 30,
	(unaudited)	2003

Operations
Net investment income	$ 2,990,181	$ 6,123,455
Net realized gains on investments	509,603	84,232
Net change in unrealized gains or losses on investments	(2,739,683)	5,781,255

Net increase in net assets resulting from operations	760,101	11,988,942

Distributions to shareholders from
Net investment income	(3,050,104)	(6,377,490)

Total increase (decrease) in net assets	(2,290,003)	5,611,452
Net assets
Beginning of period	97,277,455	91,666,003

End of period	$ 94,987,452	$ 97,277,455

Undistributed (overdistributed) net investment income	$ (658,536)	$ 0

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS  (unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

Vestaur Securities Fund (the "Fund") (formerly, Vestaur Securities, Inc.) is a Delaware statutory trust registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek a high level of current income for its shareholders through investment in a diversified portfolio of fixed income securities which management considers to be of high quality.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of securities

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements its custodian bank, State Street Bank and Company.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions from net investment income are declared and paid on a quarterly basis. Distributions from net realized capital gains, if any, are paid at least annually. These distributions are recorded on the ex-dividend date and are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Shareholders have the option of receiving their dividends in cash or in the Fund's common stock in accordance with the Fund's Automatic Dividend Investment Plan. For those dividends paid in common stock, the Fund attempts to repurchase enough common stock in the market to satisfy its dividend needs. If the market price of the common stock plus brokerage commission equals or exceeds the net asset value or sufficient common stock cannot be repurchased in the market, the Fund will issue new shares and record the common stock at the greater of (i) the per share net asset value, or (ii) 95% of the market price per share as of the close of business on the last trading day of the month in which the dividend or other distribution is paid.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND AFFILIATED TRANSACTIONS

Evergreen Investment Management Company, LLC ("EIMC"), an indirect wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor for the Fund and is paid a annual management fee of 0.50% of the Fund's average monthly net assets plus 2.50% of the Fund's investment income that is computed weekly and paid monthly.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. During the six months ended May 31, 2004, the investment advisor waived its fees in the amount of $12,460, which represents 0.02% of the Fund's average monthly net assets.

Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

NOTE 3. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 10,000,000 shares of common stock with a par value of $0.01 per share. For the six months ended May 31, 2004 and the year ended November 30, 2003, the Fund issued no additional shares of common stock.

NOTE 4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of non-U.S. Government securities (excluding short-term securities) for the six months ended May 31, 2004 were $19,185,295 and $19,988,801, respectively. Cost of purchases and proceeds from sales of U.S. Government securities (excluding short-term securities) were $2,222,366 and $0, respectively.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

On May 31, 2004, the aggregate cost of securities for federal income tax purposes was $89,099,242. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,370,461 and $1,287,412, respectively, with a net unrealized appreciation of $4,083,049.

As of November 30, 2003, the Fund had $8,848,553 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2006	2007	2008	2009	2010

$20,667	$895,845	$1,451,536	$3,049,670	$3,430,835

NOTE 5. EXPENSE REDUCTIONS

Through expense offset arrangements with the Fund's custodian, a portion of fund expenses has been reduced.

NOTE 6. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

NOTE 7. SUBSEQUENT DISTRIBUTION TO SHAREHOLDERS

On May 12, 2004 the Fund declared a dividend of $0.22 per share which will be payable on July 15, 2004 to shareholders of record as of June 30, 2004.

These distributions are not reflected in the accompanying financial statements.

ADDITIONAL INFORMATION  (unaudited)

On May 21, 2004, the Annual meeting of shareholders of the Fund was held to consider a number of proposals. On March 26, 2004 the record date of the meeting, the Fund had 6,932,054 of common shares outstanding of which 6,200,443 (or 89%) were represented at the meeting.

The votes recorded at the meeting, by proposal, were as follows:

Proposal 1 -- Election of Directors:

DIRECTOR NOMINEE	FOR	WITHHELD

Steven S. Elbaum	6,099,912	100,531
Paul B. Fay, Jr.	6,092,884	107,559
Glen T. Insley	6,099,712	100,731
John C. Jansing, Sr.	6,098,575	101,868
Charles P. Pizzi	6,095,765	104,678
Philip R. Reynolds	6,098,575	101,868
Marciarose Shestack	6,087,543	112,900
Robert E. Shultz	6,097,912	102,531
Dung Vukhac	6,097,029	103,414

Proposal 2 -- The approval of an Agreement and Plan of Conversion and Termination for the Fund providing for the reorganization of the Fund from a Delaware corporation to a Delaware statutory trust:

Shares voted "For"	3,746,810
Shares voted "Against"	166,197
Shares voted "Abstain"	106,018

AUTOMATIC DIVIDEND INVESTMENT PLAN

Any registered shareholder of Vestaur Securities Fund may participate in the Automatic Dividend Investment Plan (the "Plan"), with the exception of brokers and nominees of banks and other financial institutions. If you are a beneficial owner, whose shares are registered in the name of another (e.g., in a broker's "street name") and desire to participate in the Plan, you must become a registered holder by having the shares transferred to your name.

To participate in the Plan, you must complete and forward an enrollment form to the Plan agent. This form authorizes the Plan agent to receive your dividends and other distributions from the Fund in additional shares of common stock. The additional shares will be issued by the Fund, if the net asset value per share is equal to or lower than the market price of the Fund's common stock plus brokerage commissions or sufficient common stock cannot be purchased in the market. The newly issued shares will be valued in accordance with the Plan. If the net asset value per share is higher than the market price of the Fund's common stock plus brokerage commissions, the additional shares will be purchased in the open market and the cost of the brokerage commissions will be charged against the amounts invested.

Shares will be held by EquiServe, the Plan agent. You will receive a statement each time shares are distributed by the Fund or purchased for you.

There is no direct charge for Plan participation. The administrative costs of the Plan are paid out of the investment advisory fees received from the Fund by its investment advisor, Evergreen Investment Management Company, LLC.

If your dividends and other distributions are reinvested, they will be subject to capital gains and income taxes as if they were paid to you in cash.

You may terminate your participation in the Plan at any time by giving written notice to the Plan agent.

For additional information on the Plan, please write EquiServe, P.O. Box 43069, Providence, RI 02940-3069 or call 1-781-575-2724.

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BOARD OF TRUSTEES1,2 AND OFFICERS

Steven S. Elbaum Trustee DOB: 12/27/1948 200 Berkeley St. 21st Floor Boston, MA 02116-5034 Term of office since: 1999 Other directorships: None	Principal occupations: Chairman and Chief Executive Officer of The Alpine Group, Inc. (Holding Company); Chairman of the Board of Spherion Corporation (staffing and consulting); Formerly, Chairman of the Board of Superior Telecom, Inc. (wire and cable producer).

Paul B. Fay, Jr. Trustee DOB: 7/8/1918 200 Berkeley St. 21st Floor Boston, MA 02116-5034 Term of office since: 1972 Other directorships: None	Principal occupations: President, The Fay Improvement Company (service provider to money managers); Trustee of Odell Charitable Foundation and Naval War College Foundation (Emeritus); Director of First American Corporation (financial holding company); Director, OptimumBank.com (commercial bank); Director, Retirement Capital Group (investments); Formerly, Director, Compensation Resource Group Incorporated (national executive compensation consulting firm).

Glen T. Insley[3] Trustee/Chairman of the Board DOB: 7/7/1946 200 Berkeley St. 21st Floor Boston, MA 02116-5034 Term of office since: 1998 Other directorships: None	Principal occupations: Chairman of the Board of the Fund: Vice President and Managing Director of Risk Management, Evergreen Investment Management Company, LLC; Senior Vice President, Wachovia.

John C. Jansing, Sr. Trustee DOB: 11/2/1925 200 Berkeley St. 21st Floor Boston, MA 02116-5034 Term of office since: 1972 Other directorships: Director Emeritus, Lord Abbett & Co.	Principal occupations: Director, The Alpine Group Inc. (holding company); Director Emeritus, Lord Abbett & Co. (managed group of mutual funds); Formerly, Director, Superior Telecom, Inc. (wire and cable producer).

Mike Koonce Secretary DOB: 4/20/1960 200 Berkeley St. 26st Floor Boston, MA 02116-5034 Term of office since: 2004	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia.

Carol Kosel Treasurer DOB: 12/25/1963 200 Berkeley St. 21st Floor Boston, MA 02116-5034 Term of office since: 1999	Principal occupations: Senior Vice President, Director of Fund Administration, Evergreen Investment Services, Inc.

BOARD OF TRUSTEES1,2 AND OFFICERS continued

Charles P. Pizzi Trustee DOB: 10/1/1950 200 Berkeley St. 21st Floor Boston, MA 02116-5034 Term of office since: 1997 Other directorships: None	Principal occupations: President and Chief Executive Officer, Tasty Baking Company (food products); Formerly, President, Greater Philadelphia Chamber of Commerce.

Philip R. Reynolds Trustee DOB: 6/28/1927 200 Berkeley St. 21st Floor Boston, MA 02116-5034 Term of office since: 1972 Other directorships: None	Principal occupations: Treasurer and Trustee of J. Walton Bissell Foundation (independent foundation).

Marciarose Shestack Trustee DOB: 2/15/1934 200 Berkeley St. 21st Floor Boston, MA 02116-5034 Term of office since: 1972 Other directorships: None	Principal occupations: Freelance broadcast journalist and public relations consultant.

Robert E. Shultz
Trustee
DOB: 3/21/1940
200 Berkeley St.
21st Floor
Boston, MA 02116-5034
Term of office since: 1999
Other directorships: Director, General Motors Asset Management, Absolute Return Strategies Fund	Principal occupations: Partner, TSW Associates (executive recruiting); Chairman, Membership Committee, Institute for Quantitative Research in Finance (research); Director, General Motors Asset Management, Absolute Return Strategies Fund (investments); Director, LIM Asia Arbitrage Fund (investments); Special Adviser, International Pension and Economic Research Institute, Tokyo, Japan (investments); Member, Investment Advisory Committee, Christian Brothers Investment Services (investments); Member, Investment Sub-Committee, Ascension Health (investments); Member, Investment Advisory Committee, RCP Advisors; Member, Advisory Committee, Resolution Capital (investments).

Dung Vukhac[3] Trustee/President DOB: 1/1/1944 200 Berkeley St. 21st Floor Boston, MA 02116-5034 Term of office since: 2001 Other directorships: None	Principal occupations: Vice President and Managing Director of Client Services, EIMC; Senior Vice President, Wachovia; Formerly, Managing Director, Senior Vice President, Fixed Income Services, CoreStates Investment Advisers, Inc. (investments).

[1] The Board of Trustees oversees one mutual fund.

[2] All Trustees are elected to serve a one-year term.

[3] As an officer of Evergreen Investment Management Company, LLC, the Company's investment advisor, the Trustee is considered an "interested person" of the Fund.

Custodian
State Street Bank and Trust Company
Box 9021
Boston, MA 02205-9827

Transfer Agent, Dividend Disbursing Agent
Registrar & Shareholder Relations
EquiServe
P.O. Box 43069
Providence RI 02940-3069
(781) 575-2724

The common stock of
Vestaur Securities Fund is listed on the
American Stock Exchange, Symbol VES.

7/2004

Vestaur Securities Fund Evergreen Investment Management Company, LLC 123 South Broad Street, 2nd Floor Philadelphia, PA 19109

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services

Applicable for annual reports only.

Items 5 - Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, Evergreen Investment Management Company, LLC (the "Advisor"). The proxy voting policies and procedures of the Advisor are included as an exhibit hereto.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vestaur Securities Fund

By: _______________________
Glenn T. Insley,
Principal Executive Officer

Date: May 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Vestaur Securities Fund

By: _______________________
Glenn T. Insley,
Principal Executive Officer

Date: May 31, 2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: May 31, 2004